Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) (USD $) In Thousands, unless otherwise specified	69 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Expense [Member]	Dec. 31, 2011 Expense [Member]	Dec. 31, 2010 Expense [Member]	Dec. 31, 2012 Liability [Member]	Dec. 31, 2011 Liability [Member]	Dec. 31, 2010 Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and repositioning reserve balance, Beginning balance		$ 0	$ 0		$ 12,026	$ 9,108	$ 15,903
Severance and other employee related costs		22,897	16,614	5,638
Severance and other employee cost reserve					22,897	16,614	5,638
Facility consolidation costs		46	1,909	2,348
Reserve for facility consolidation costs					46	1,909	2,348
Other exit costs, professional fees, and other	19,165	111	108	1,468
Other exit costs, professional fees, and other					111	108	1,468
Total accrued Expense		23,054	18,631	9,454
Total accrued Liability					35,080	27,739	25,357
Payments related to: Severance and other employee costs					12,138	11,464	8,440
Payments related to: Facility consolidation costs					1,884	2,457	3,939
Payments related to: Other exit costs, professional fees, and other					15	111	1,394
Accrual reversals					1,268	1,681	2,476
Restructuring and repositioning reserve balance, Ending balance		0	0	0	19,775	12,026	9,108
Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales		2,635	0	1,532
(Gains)/losses on divestitures	282	(865)	(11,361)	0
Impairment of premises and equipment	22,397	22	478	4,086
Impairment of intangible assets	48,231	0	10,100	3,348
Impairment of other assets	40,504	12	0	267
Other	7,574	0	9,040	(1,466)
Total other restructuring and repositioning expense		1,804	8,257	7,767
Total restructuring and repositioning charges		$ 24,858	$ 26,888	$ 17,221